Nature of Operations (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Nov. 06, 2023	Mar. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value		$ 0		$ 0
Warrants outstanding	21,027,801	21,027,801
Shares issued	15,257,666 [1]	15,257,666,000 [2]
Transaction costs relating to business combination	$ 3,697	$ 3,697
Private Placement Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of additional shares	9,527,810	9,527,810
Public Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase of additional shares	11,499,991	11,499,991
Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares Outstanding	15,257,666	15,257,666
Common stock, par value	$ 0.0001	$ 0.0001
Redemption of shares	2,697,052	2,697,052
Class A Ordinary Shares [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Shares Outstanding	15,257,666	15,257,666
Shares issued	15,257,666	15,257,666
AARK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership, percentage	3.09%		38.24%
AARK Shareholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership, percentage			61.76%

[1]	Does not include 10,000 AARK ordinary shares and 655,788 Aeries Technology Group Business Accelerators Private Limited’s ordinary shares that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in Aeries Technology, Inc. in connection with the Exchange Agreements, which is further discussed in Note 10.
[2]	Does not include 10,000 AARK ordinary shares and 655,788 ordinary shares of Aeries Technology Group Business Accelerators Private Limited that represent noncontrolling interest in AARK. These shares will be exchangeable (together with the proportionate reduction in the voting power of the Class V ordinary share, and in the case of the exchange of all AARK ordinary shares, the forfeiture and cancellation of the Class V ordinary share) into shares in ATI in connection with the Exchange Agreements, which is further discussed in Note 19.